Other Current Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Escrow Deposit	$ 1,250,000	$ 1,075,000
Deposit for PRC Acquisition	322,381	0
Prepayment of Insurance	180,000	196,569
Advertisement Deposit	0	87,733
Others	80,584	88,853
Other Assets, Current	$ 1,832,965	$ 1,448,155